Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Schedule of Provisions
	2025	2024
	US$	US$
Provision for reinstatement costs	44,502	71,274
Provision for defined benefit obligations	141,489	185,274
As at December 31	185,991	256,548
Provision for reinstatement costs
As at January 1	71,274	71,872
Additional provision	-	3,855
Reversal of provision	(30,769)	(5,781)
Increase in discounted amounts arising from the passage of time	224	1,772
Exchange realignment	3,773	(444)
As at December 31	44,502	71,274
Portion classified as current liabilities	(44,502)	(71,274)
Non-current portion	-	-

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used as at the end of the reporting period are as follows:
	2025	2024
Discount rate (%)	6.59	6.07 - 6.08
Expected rate of salary increases (%)	6.00	6.00

Schedule of Principal Actuarial Assumptions

A quantitative sensitivity analysis for significant assumptions as at the end of the reporting period is shown below:

		Increase/		Increase/
		(decrease)		(decrease)
		in defined		in defined
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	US$	%	US$
2025
Discount rate	1	(26,792)	1	33,907
Future annual salary increases	1	33,761	1	(27,152)
2024
Discount rate	1	(33,908)	1	43,318
Future annual salary increases	1	42,894	1	(34,214)

Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss)

The total expenses recognized in the consolidated statements of loss and other comprehensive income/(loss) in respect of the plan are as follows:

	2025	2024	2023
	US$	US$	US$
Current service cost	51,272	67,548	49,109
Interest cost	11,330	11,583	7,563
Net benefit expenses recognized in general, administrative and other operating expenses	62,602	79,131	56,672

Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities

The movements in the defined benefit obligations classified as non-current liabilities are as follows:

	2025	2024
	US$	US$
At January 1	185,274	194,260
Current service cost	51,271	67,548
Interest cost	11,330	11,583
Benefits paid	(17,726)	(74,016)
Remeasurement losses/(gains) debited/(credited) to other comprehensive income/(loss) arising from:
Changes in financial assumptions	(16,967)	4,147
Experience adjustments	(69,520)	(19,632)
Exchange realignment	(2,173)	1,384
At December 31	141,489	185,274